Trade and Other Receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables		€ 3,680	€ 1,029
Amounts owed to related parties (1)	[1]	2,468	801
Lease liability - current		671	389
Payroll taxes		278	149
Other payables		165	509
Trade and other payables		€ 7,262	€ 2,877

[1]	This amount relates to a balance owing to an affiliate, MagP.